Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefits
Schedule of employee welfare benefits expenses

	For the year ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Medical and welfare defined contribution plan	8,504	21,869	38,183
Other employee benefits	2,340	2,741	969
Total	10,844	24,610	39,152